Property, equipment and software, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, equipment and software, net
Total	¥ 123,777	¥ 108,690
Less: accumulated depreciation and impairment	(32,428)	(25,953)
Net carrying amount	91,349	82,737		$ 13,063
Depreciation expenses	7,655	6,958	¥ 6,088
Impairment losses	0	716	¥ 819
Land, building and building improvement
Property, equipment and software, net
Total	78,716	70,977
Logistics,warehouse and other heavy equipment
Property, equipment and software, net
Total	20,337	18,061
Vehicles
Property, equipment and software, net
Total	11,433	8,981
Leasehold improvement
Property, equipment and software, net
Total	7,656	5,895
Electronic equipment
Property, equipment and software, net
Total	3,259	2,947
Office equipment
Property, equipment and software, net
Total	1,255	757
Software
Property, equipment and software, net
Total	¥ 1,121	¥ 1,072